Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	$ 7,687	$ 8,111
Additions	499	268
Adjustments arising from change in lease term of leasehold interests in land		13
Adjustments to project costs	(8)	(3)
Disposals	(43)	(25)
Transfers	609	0
Depreciation	(598)	(622)
Exchange difference	(12)	(55)
Property, plant and equipment, closing amount	8,134	7,687
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	11,602	11,482
Property, plant and equipment, closing amount	12,589	11,602
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(3,915)	(3,371)
Property, plant and equipment, closing amount	(4,455)	(3,915)
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	485	487
Additions	10	0
Adjustments arising from change in lease term of leasehold interests in land		13
Adjustments to project costs	0	(1)
Disposals	0	0
Transfers	69	0
Depreciation	(12)	(14)
Exchange difference	0	0
Property, plant and equipment, closing amount	552	485
Leasehold interests in land [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	596	584
Property, plant and equipment, closing amount	675	596
Leasehold interests in land [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(111)	(97)
Property, plant and equipment, closing amount	(123)	(111)
Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	247	215
Additions	1	1
Adjustments arising from change in lease term of leasehold interests in land		0
Adjustments to project costs	0	39
Disposals	(4)	(7)
Transfers	13	16
Depreciation	(14)	(16)
Exchange difference	0	(1)
Property, plant and equipment, closing amount	243	247
Land improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	381	338
Property, plant and equipment, closing amount	389	381
Land improvements [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(134)	(123)
Property, plant and equipment, closing amount	(146)	(134)
Buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	6,209	6,561
Additions	2	0
Adjustments arising from change in lease term of leasehold interests in land		0
Adjustments to project costs	(5)	(40)
Disposals	(34)	(4)
Transfers	725	147
Depreciation	(421)	(407)
Exchange difference	(11)	(48)
Property, plant and equipment, closing amount	6,465	6,209
Buildings and building improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	8,510	8,485
Property, plant and equipment, closing amount	9,161	8,510
Buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(2,301)	(1,924)
Property, plant and equipment, closing amount	(2,696)	(2,301)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	1	1
Additions	0	1
Adjustments arising from change in lease term of leasehold interests in land		0
Adjustments to project costs	0	0
Disposals	0	0
Transfers	0	0
Depreciation	0	(1)
Exchange difference	0	0
Property, plant and equipment, closing amount	1	1
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	7	8
Property, plant and equipment, closing amount	7	7
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(6)	(7)
Property, plant and equipment, closing amount	(6)	(6)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	8	12
Additions	3	0
Adjustments arising from change in lease term of leasehold interests in land		0
Adjustments to project costs	0	0
Disposals	0	0
Transfers	0	0
Depreciation	(4)	(4)
Exchange difference	0	0
Property, plant and equipment, closing amount	7	8
Vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	40	40
Property, plant and equipment, closing amount	43	40
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(32)	(28)
Property, plant and equipment, closing amount	(36)	(32)
Ferries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	134	147
Additions	0	0
Adjustments arising from change in lease term of leasehold interests in land		0
Adjustments to project costs	0	0
Disposals	0	0
Transfers	0	0
Depreciation	(12)	(13)
Exchange difference	0	0
Property, plant and equipment, closing amount	122	134
Ferries [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	251	251
Property, plant and equipment, closing amount	251	251
Ferries [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(117)	(104)
Property, plant and equipment, closing amount	(129)	(117)
Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	510	556
Additions	98	52
Adjustments arising from change in lease term of leasehold interests in land		0
Adjustments to project costs	3	(5)
Disposals	(4)	(4)
Transfers	114	82
Depreciation	(135)	(167)
Exchange difference	(1)	(4)
Property, plant and equipment, closing amount	585	510
Furniture, fittings and equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	1,724	1,644
Property, plant and equipment, closing amount	1,904	1,724
Furniture, fittings and equipment [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(1,214)	(1,088)
Property, plant and equipment, closing amount	(1,319)	(1,214)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	93	132
Additions	385	214
Adjustments arising from change in lease term of leasehold interests in land		0
Adjustments to project costs	(6)	4
Disposals	(1)	(10)
Transfers	(312)	(245)
Depreciation	0	0
Exchange difference	0	(2)
Property, plant and equipment, closing amount	159	93
Construction-in-progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	93	132
Property, plant and equipment, closing amount	159	93
Construction-in-progress [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	0	0
Property, plant and equipment, closing amount	$ 0	$ 0